Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution
Cancellation of the stock option plan	R$ 0	R$ 0	R$ 6,244
Stock option plan compensation	(147)	45	0
Total taxes recognized in equity	(147)	45	6,244
Current	0	8,698	(2,556)
Deferred	(147)	(8,653)	8,800
Total taxes recognized in equity	R$ (147)	R$ 45	R$ 6,244